Reversal of impairment of assets, net of impairment - Schedule of Impairment of Investments and Assets (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2025 ZAR (R)
Disclosures of impairment of investments and assets [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	$ 281.3		$ (3.5)	$ (156.4)
South Deep cash-generating unit - reversal of impairment	285.1	R 4,721.9	0.0	0.0
Cerro Corona cash-generating unit
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	0.0		0.0	(156.2)
South Deep cash-generating unit - reversal of impairment
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment					$ (409.8)	R (5,507.0)
South Deep cash-generating unit - reversal of impairment	285.1	R 4,721.9	0.0	0.0
Recoverable amount of asset or cash-generating unit	4,163.2						R 68,941.8
Impairment of property, plant and equipment - other
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(3.8)		(3.5)	(0.2)
Redundant assets In Salares
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(3.8)		0.0	0.0
Redundant assets In Cerro Corona
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	0.0		(3.5)	(0.1)
Redundant assets in Agnew
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 0.0		$ 0.0	$ (0.1)